Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
Summary Of Derivative Assets And Derivative Liabilities

(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

		December 31, 2024
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	449,127	—	—	—	—	—	—
Forwards	3,530,000	—	—	52,855	—	—	274,980
Swaps	138,816,980	—	10,102	308,333	180	102,635	199,761
Purchase options	50,000	—	—	81	—	—	—
Written options	360,000	—	—	—	—	—	10,595
Currency:
Futures	2,837	—	—	—	—	—	—
Forwards	111,927,474	—	—	5,638,032	—	—	1,805,299
Swaps	85,880,218	165,089	—	4,089,265	—	—	6,796,459
Purchase options	175,221	—	—	4,779	—	—	—
Written options	265,182	—	—	—	—	—	3,603
Equity:
Futures	—	—	—	—	—	—	—
Forwards	1,520	—	—	182	—	—	—
Swaps	7,698	—	—	—	—	—	1,401
Purchase options	1,767	—	—	1,005	—	—	—
Written options	—	—	—	—	—	—	—

Total	341,468,024	165,089	10,102	10,094,532	180	102,635	9,092,098

		December 31, 2025
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	1,028,982	—	—	—	—	—	—
Forwards	6,097,038	7,192	—	155,174	139,341	—	118,441
Swaps	134,440,759	903	37,010	136,822	—	27,050	141,569
Written options	320,000	—	—	—	—	—	8,194
Currency:
Futures	131,014	—	—	—	—	—	—
Forwards	111,686,895	2,221	1,201	2,652,148	236,677	70,989	1,190,226
Swaps	76,846,634	168,653	—	2,827,872	141,304	—	3,670,407
Purchase options	67,650	—	—	1,267	—	—	—
Written options	81,999	—	—	—	—	—	827
Equity:
Futures	476,305	—	—	—	—	—	—
Forwards	163	—	—	104	—	—	—
Purchase options	1711	—	—	816	—	—	—
Others:
Futures	8,378	—	—	—	—	—	—

Total	331,187,528	178,969	38,211	5,774,203	517,322	98,039	5,129,664

Summary Of The Nominal Amount Of Hedging Instruments
(3)	The nominal amounts of the hedging instrument are as follows (Unit: USD, EUR, AUD, SEK, GBP, JPY, CAD and Korean Won in millions):

	December 31, 2024
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	25,000,000	2,650,000,000	—	2,675,000,000
Interest rate swap (KRW)	—	—	155,000	155,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	140,000	—	—	140,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	870,000,000	—	870,000,000
Foreign currencies translation risk
Currency swap (USD)	—	100,000,000	—	100,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	191,568,880	672,390,437	—	863,959,317

	December 31, 2025
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	550,000,000	2,100,000,000	—	2,650,000,000
Interest rate swap (KRW)	—	—	290,000	290,000
Foreign currencies translation risk
Currency forward (USD)	414,314,566	65,544,792	—	479,859,358
Currency forward (EUR)	—	72,961,301	—	72,961,301
Currency forward (AUD)	109,214,330	126,550,000	—	235,764,330
Currency forward (GBP)	15,700,000	—	—	15,700,000
Cash flow hedge
Interest rate risk
Interest forward (USD)	—	320,000,000	—	320,000,000
Interest forward (KRW)	1,630,000	380,000	—	2,010,000
Interest rate swap (KRW)	—	60,000	—	60,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	336,333,334	470,500,000	—	806,833,334
Currency swap (EUR)	52,000,000	114,900,000	—	166,900,000
Currency swap (AUD)	80,000,000	—	—	80,000,000
Currency swap (SEK)	380,000,000	219,000,000	—	599,000,000
Currency swap (JPY)	—	—	5,000,000,000	5,000,000,000
Foreign currencies translation risk
Currency forward (USD)	998,071,601	700,378,132	—	1,698,449,733
Currency forward (EUR)	374,850,500	232,472,000	—	607,322,500
Currency forward (AUD)	99,970,000	160,000,000	—	259,970,000
Currency swap (USD)	130,000,000	527,884,000	—	657,884,000
Currency swap (EUR)	194,780,000	1,012,000,000	—	1,206,780,000
Currency swap (AUD)	15,000,000	200,000,000	—	215,000,000
Currency swap (CAD)	—	40,000,000	—	40,000,000
Currency swap (JPY)	—	21,500,000,000	43,500,000,000	65,000,000,000

	December 31, 2025
	1 year or less	1 year to 5 years	More than 5 years	Total
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	—	863,959,317	—	863,959,317

Summary Of Average Interest And Currency Rate Of Hedging Instrument
(4)	The average interest rate and average currency rate of the hedging instrument as of December 31, 2024 and 2025 are as follows:

December 31, 2024
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid
Interest rate swap (KRW)	Fixed 4.52% receipt and CD 3M + 0.02% paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M SOFR+0.93% receipt, KRW 3.79% paid, USD/KRW = 1,344.45
Foreign currencies translation risk
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (USD/KRW)	USD/KRW = 1,363.09

December 31, 2025
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid
Interest rate swap (KRW)	Fixed 3.94% receipt and CD 3M + 0.01% paid
Foreign currencies translation risk
Currency forward (USD)	USD/KRW = 1,326.88
USD/KRW = 1,373.60
Currency forward (EUR)	EUR/KRW = 1,498.43
Currency forward (AUD)	AUD/KRW = 874.06
AUD/KRW = 864.44
Currency forward (GBP)	GBP/KRW = 1,854.71
Cash flow hedge
Interest rate risk
Interest forward (USD)	YTM 5.14%, YTM 5.20%, USD/KRW = 1,373.23
Interest forward (KRW)	YTM 2.91%, YTM 1.42%
Interest rate swap (KRW)	KRW CD+0.37% receipt, KRW 2.75% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 4.11% paid, KRW 2.54% receipt, USD 1M SOFR+0.91% receipt, KRW 3.60% paid,
USD/KRW = 1,402.05, USD/KRW = 1,355.00

December 31, 2025
Average interest rate and average exchange rate
Currency swap (EUR)	EUR 3.03% paid, KRW 3.18% receipt, EUR/KRW = 1,619.42
Currency swap (AUD)	AUD 3.11% paid, KRW 1.55% receipt, AUD/KRW = 952.20
Currency swap (SEK)	SEK 1.88% paid, KRW 2.01% receipt, SEK/KRW = 140.55
Currency swap (JPY)	JPY 3.20% paid, KRW 4.45% receipt, JPY/KRW = 946.53
Foreign currencies translation risk
Currency forward (USD)	USD/KRW = 1,343.49
Currency forward (EUR)	EUR/KRW = 1,539.86
Currency forward (AUD)	AUD/KRW = 863.03
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD 2.50% receipt, KRW 3.76% paid, USD/KRW = 1,138.50 USD/KRW = 1,404.97
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR 3.21% receipt, KRW 3.14% paid, EUR/KRW = 1,344.08 EUR/KRW = 1,644.48
Currency swap (AUD)	AUD 3.58% receipt, KRW 4.96% paid, AUD/KRW = 902.70
Currency swap (CAD)	CAD 4.46% receipt, KRW 4.60% paid, CAD/KRW = 1,062.00
Currency swap (JPY)	JPY 4.46% receipt, KRW 3.10% paid, JPY/KRW = 9.42
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures(USD/KRW)	USD/KRW = 1,421.88

Summary Of Amounts Related To Items Designated As Hedging Instruments

(5)	The amounts related to items designated as hedging instruments are as follows (Unit: USD, EUR, AUD, SEK, GBP, JPY, CAD and Korean Won in millions):

	December 31, 2024
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap(USD)	2,675,000,000	10,102	102,635	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	5,265
Interest rate Swap(KRW)	155,000
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	140,000	—	180	Derivative assets (designated for hedging)	211
Foreign currency translation risk and interest rate risk
Currency swap(USD)	870,000,000	104,320	—	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	110,714
Foreign currency translation risk
Currency swap(USD)	100,000,000	29,861	—	Derivative assets (designated for hedging)	18,623
Currency swap(EUR)	194,780,000	30,908	—	Derivative assets (designated for hedging)	22,512
Hedges of net investment in foreign operations
Exchange rate risk
Foreign currency bond(USD)	863,959,317	—	1,270,020	Foreign currency denominated debentures	(156,015)

	December 31, 2025
	Nominal amount of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap (USD)	2,650,000,000	37,010	27,050	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	93,549
Interest rate Swap (KRW)	290,000
Foreign currencies translation risk
Currency forward (USD)	479,859,358	1,201	40,408	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(252,432)
Currency forward (EUR)	72,961,301	—	13,904		44,644
Currency forward (AUD)	235,764,330	—	15,575		(23,061)
Currency forward (GBP)	15,700,000	—	1,101	Derivative liabilities (designated for hedging)	(1,408)
Cash flow hedge
Interest rate risk
Interest rate forward (USD)	320,000,000	4,848	27	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	3,732
Interest rate forward (KRW)	2,010,000	2,344	139,313		(203,153)
Interest rate swap (KRW)	60,000	903	—		1,084
Foreign currency translation risk and interest rate risk
Currency swap (USD)	806,833,334	51,040	11,984	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(69,611)
Currency swap (EUR)	166,900,000	1,012	16,086	Derivative liabilities (designated for hedging)	(9,085)
Currency swap (AUD)	80,000,000	605	632		(5,494)
Currency swap (SEK)	599,000,000	855	9,468		(7,678)
Currency swap (JPY)	5,000,000,000	819	—		819
Foreign currency translation risk
Currency forward (USD)	1,698,449,733	2,221	127,924	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	13,389
Currency forward (EUR)	607,322,500	—	89,586		(10,747)
Currency forward (AUD)	259,970,000	—	19,167		(350)
Currency swap (USD)	657,884,000	30,780	27,168		(74,613)
Currency swap (EUR)	1,206,780,000	72,261	60,932		(16,952)
Currency swap (AUD)	215,000,000	—	13,220		(15,574)
Currency swap (JPY)	65,000,000,000	10,943	1,814		8,981
Currency swap (CAD)	40,000,000	339	—		334
Hedges of net investment in foreign operations
Exchange rate risk
Foreign currency bond(USD)	863,959,317	—	1,239,695	Foreign currency bond	30,325

Summary OF Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting
(6)	Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*2)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures (*1)	—	3,952,047	—	129,306	Debentures	(17,417)	—
Cash flow hedge
Interest rate risk
Debentures	—	139,987	—	—	Debentures	(211)	(133)
Foreign currencies translation risk and interest rate risk
Debentures	—	1,275,768	—	—	Debentures	(110,714)	(7,825)
Foreign currencies translation risk
Debentures	—	444,345	—	—	Debentures	(41,134)	(7,479)
Hedges of net investment in foreign operations Exchange rate risk
Foreign operations net asset	—	1,270,020	—	—	Foreign operations net asset	156,015	(149,577)

(*1)
The accumulated profit on debentures on foreign currency amounted to 124,647 million Won, and the accumulated loss on debentures on local currency amounted to 4,659 million Won, as of December 31, 2024.

(*2)	After tax amount

	December 31, 2025
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*2)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures (*1)	—	4,046,624	—	36,892	Debentures	(80,760)	—
Foreign currencies translation risk
Foreign currency securities	569,122	—	131,018	—	FVTOCI	169,469	—
	226,555	—	(4,121)	—	FTVPL	70,015	—
Foreign private bonds	76,793	—	(7,717)	—	Financial assets at amortized cost	6,567	—
Cash flow hedge
Interest rate risk
Debentures	—	59,952	—	—	Debentures	(1,083)	655
Anticipated bond purchase	—	—	—	—	—	183,177	(150,651)
Foreign currencies translation risk and interest rate risk
Debentures	—	878,855	—	—	Debentures	53,508	(188)
Foreign currency securities	256,487	—	—	—	FVTOCI	13,062	(1,105)
Foreign private bonds	176,540	—	—	—	Financial assets at amortized cost	11,016	(1,722)
	55,671	—	—	—	FTVPL	(321)	(77)
Foreign currencies translation risk
Debentures	—	471,707	—	—	Debentures	(33,199)	(2,242)
Foreign currency securities	4,996,548	—	—	—	FVTOCI	141,426	(26,141)
	605,631	—	—	—	FTVPL	(13,091)	(321)
Hedges of net investment in foreign operations
Exchange rate risk
Foreign operations net asset	—	1,239,695	—	—	Foreign operations net asset	(30,325)	(127,258)

(*1)
The accumulated profit on debentures on foreign currency amounted to
29,538
 million
W
on, and the accumulated
profit
 on debentures on local currency amounted to
7,354
 million
W
on, as of December 31, 2025.

(*2)	After tax amount

Summary Of Amounts Recognized In Profit Or Loss Due To The Ineffective Portion of Fair Value Hedges
(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2023
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(2,655)	Other net operating income(expense)

		For the year ended December 31, 2024
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(12,152)	Other net operating income(expense)

		For the year ended December 31, 2025
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	12,788	Other net operating income(expense)

	Foreign currencies translation risk	13,794	Other net operating income(expense)

Summary Of Reclassification Of Profit Or Loss From Other Comprehensive Income And Equity Related To Cash Flow Hedges
(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2023
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(2,433)	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(913)	—	(4,871)	Other net operating income (expense)	(11,683)	Other net operating income (expense)
	Foreign currencies translation risk	13,419	—	(3,521)	Other net operating income (expense)	(6,950)	Other net operating income (expense)

		For the year ended December 31, 2024
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	211	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	110,714	—	3,481	Other net operating income (expense)	(113,202)	Other net operating income (expense)
	Foreign currencies translation risk	41,135	—	980	Other net operating income (expense)	(37,955)	Other net operating income (expense)

		For the year ended December 31, 2025
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(155,816)	(42,521)	—	Other net operating income (expense)	(42,755)	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(69,243)	(21,806)	(54)	Other net operating income (expense)	70,854	Other net operating income (expense)
	Foreign currencies translation risk	(95,138)	(394)	(153)	Other net operating income (expense)	66,009	Other net operating income (expense)

Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Table Text Block]
(9)	The amounts recognized in profit or loss and other comprehensive income related to the hedging of net investments in foreign operations are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2024
		Other comprehensive income
		Gain or loss on hedges recognized in other comprehensive income	Income tax effect	Total
Hedges of net investment in foreign operation	Exchange rate risk	(156,015)	41,188	(114,827)

For the year ended December 31, 2024
Profit or loss
		Hedge ineffectiveness recognized in profit or loss	Account recognized for hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	—	—

		For the year ended December 31, 2025
		Gain or loss on hedges recognized in other comprehensive income	Income tax effect	Total
Hedges of net investment in foreign operation	Exchange rate risk	30,325	(8,006)	22,319

For the years ended December 31, 2025
Profit or loss
		Hedge ineffectiveness recognized in profit or loss	Account recognized for hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	—	—